Commitments	12 Months Ended
Dec. 31, 2023
Commitments
Commitments

17.Commitments

The Company has long-term arrangements with commitments that are not recognized as liabilities as at December 31, 2023 and December 31, 2022 are as follows:

a)	Employment Agreements

	December 31,	December 31,
	2023	2022
	$	$
Management services – officers	321,000	441,754[1]

[1] The former CFO of the Company had a termination clause whereby he was entitled to the equivalent of 12 times his then current monthly salary which as of December 31, 2022, equated to an annual salary of CAD $192,000.

The President, CEO, and a director of the Company has a long-term employment agreement with the Company. The agreement has a termination clause whereby he is entitled to the equivalent of 12 times his then current monthly salary which, as of December 31, 2023 and 2022, equated to an annual salary of $321,000 and $300,000 respectively.

b)	Payments

In the normal course of business, the Company has committed to payments totaling $446,000 (December 31,2022 - $1,994,232) for activities related to its clinical trial, manufacturing, collaboration programs, and other regular business activities which are expected to occur over the next two years.